Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Condensed Financial Statements Captions [Line Items]
Common stock, par value per share	$ 0.00001	$ 0.00001
Common stock, shares authorized	5,000,000,000	5,000,000,000
Common stock, shares, issued		566,716,480
Common stock, value, outstanding		566,716,480
Class A Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Common stock, shares authorized	4,500,000,000
Common stock, shares, issued	344,577,783
Common stock, value, outstanding	344,577,783
Class B Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Common stock, shares authorized	500,000,000
Common stock, shares, issued	380,214,434
Common stock, value, outstanding	380,214,434
Parent Company
Condensed Financial Statements Captions [Line Items]
Common stock, par value per share	$ 0.00001	$ 0.00001
Common stock, shares authorized	5,000,000,000	5,000,000,000
Common stock, shares, issued		566,716,480
Common stock, value, outstanding		566,716,480
Parent Company | Class A Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Common stock, shares authorized	4,500,000,000
Common stock, shares, issued	344,577,783
Common stock, value, outstanding	344,577,783
Parent Company | Class B Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Common stock, shares authorized	500,000,000
Common stock, shares, issued	380,214,434
Common stock, value, outstanding	380,214,434